owners' equity	6 Months Ended
Jun. 30, 2025
owners' equity
owners' equity
28	owners’ equity
(a)	TELUS Corporation Common Share capital - general

Our authorized share capital is as follows:

	June 30,		December 31,
As at	2025		2024
First Preferred Shares	1	billion	1	billion
Second Preferred Shares	1	billion	1	billion
Common Shares	4	billion	4	billion

Only holders of Common Shares may vote at our general meetings, with each holder entitled to one vote per Common Share held, provided that no less than 66-2/3% of the issued and outstanding Common Shares are owned by Canadians. With respect to priority in the payment of dividends and in the distribution of assets in the event of our liquidation, dissolution or winding-up, whether voluntary or involuntary, or any other distribution of our assets among our shareholders for the purpose of winding up our affairs, preferences are as follows: First Preferred Shares; Second Preferred Shares; and finally Common Shares.

As at June 30, 2025, we had reserved for issuance from Treasury: approximately 66 million Common Shares under a dividend reinvestment and share purchase plan (see Note 13(b)); approximately 46 million Common Shares under a restricted share unit plan (see Note 14(b)); and approximately 12 million Common Shares under a share option plan (see Note 14(d)).

(b)Subsidiaries with significant non-controlling interests

TELUS International (Cda) Inc.

Our TELUS International (Cda) Inc. subsidiary is incorporated under the Business Corporations Act (British Columbia) and has geographically dispersed operations, with its principal places of business located in Asia, Central America, Europe and North America.

The following table presents changes in our economic and voting interests during the six-month periods ended June 30, 2025 and 2024, as reflected in the Consolidated statements of changes in owners’ equity.

	Economic interest [1]		Voting interest [1]
	2025	2024	2025	2024
Interest in TELUS International (Cda) Inc., beginning of period	57.6%	56.0%	87.0%	85.4%
Effect of
Share-based compensation and other	(0.6)	(0.2)	(0.1)	—
Non-controlling interests conversion of multiple voting shares to subordinate voting shares	—	—	—	1.3
Interest in TELUS International (Cda) Inc., end of period	57.0%	55.8%	86.9%	86.7%

1	Our economic and voting interests differ due to the voting rights associated with the multiple voting shares held by TELUS Corporation.

Summarized financial information

Summarized financial information for our TELUS International (Cda) Inc. subsidiary is set out in the accompanying table.

	June 30,	June 30,	December 31,
As at, or for the periods ended, (millions) [1]	2025	2024	2024
Statement of financial position [1]
Current assets	$1,574		$1,437
Non-current assets	$5,021		$5,493
Current liabilities	$1,763		$1,477
Non-current liabilities	$2,520		$2,639
Statement of income and other comprehensive income
THREE-MONTH
Revenue and other income	$966	$936
Net income (loss)	$(376)	$(5)
Comprehensive income (loss)	$(504)	$19
SIX-MONTH
Revenue and other income	$1,928	$1,860
Net income (loss)	$(411)	$33
Comprehensive income (loss)	$(516)	$102
Statement of cash flows
THREE-MONTH
Cash provided by operating activities	$43	$125
Cash used by investing activities	$(43)	$(38)
Cash used by financing activities	$8	$(88)
SIX-MONTH
Cash provided by operating activities	$102	$250
Cash used by investing activities	$(82)	$(72)
Cash provided (used) by financing activities	$(68)	$(143)

1	As required by IFRS Accounting Standards, this summarized financial information excludes inter-company eliminations.

On June 12, 2025, TELUS Corporation announced that it has submitted a non-binding indication of interest to the board of directors of TELUS International (Cda) Inc. in respect of a proposed transaction pursuant to which TELUS Corporation would acquire all of the issued and outstanding subordinate voting shares and multiple voting shares of TELUS International (Cda) Inc.not already owned by TELUS Corporation for a price per share of US$3.40 to be paid in cash, Common Shares, or a combination of both.

Subsequent to receiving the proposal, the TELUS International (Cda) Inc. board of directors formed a special committee to review, evaluate and consider the proposal and any relevant alternatives. In addition, the special committee has engaged independent legal, financial and valuation advisors.

Terrion

On August 1, 2025, we announced that La Caisse would acquire a 49.9% interest in Terrion, our dedicated wireless tower infrastructure subsidiary for approximately $1.2 billion. The transaction is subject to regulatory approvals and other customary closing conditions, which are expected to be received in the second half of this year.